UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:     (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Dinakar Singh           New York, New York           August 14, 2007
   ---------------------  ------------------------------      ---------------
        [Signature]                  [Place]                       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:        6,754,224
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                    FORM 13F INFORMATION TABLE

   COLUMN 1                      COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8

                                 TITLE OF                VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS        CUSIP    (x$1000)    PRN AMT    PRN CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------      ---------   ---------  ----------  ---------  --------  ---------- -------- -----------------------

ACE LTD                            ORD       G0070K103   418,883     6,699,990  SH         SOLE               6,699,990   0     0

AETNA INC NEW                      COM       00817Y108    65,455     1,325,000  SH         SOLE               1,325,000   0     0

ALLSTATE CORP                      COM       020002101   121,482     1,975,000  SH         SOLE               1,975,000   0     0

AMERICAN INTL GROUP INC            COM       026874107   448,620     6,406,106  SH         SOLE               6,406,106   0     0

BEA SYS INC                        COM       073325102   141,007    10,300,000  SH         SOLE              10,300,000   0     0

BOEING CO                          COM       097023105   100,968     1,050,000  SH         SOLE               1,050,000   0     0

BURLINGTON NORTHN SANTA FE C       COM       12189T104   181,774     2,135,000  SH         SOLE               2,135,000   0     0

COMMUNITY HEALTH SYS INC NEW       COM       203668108   252,165     6,234,000  SH         SOLE               6,234,000   0     0

CSX CORP                           COM       126408103    49,723     1,103,000  SH         SOLE               1,103,000   0     0

CVS CAREMARK CORPORATION           COM       126650100    47,932     1,315,000  SH         SOLE               1,315,000   0     0

DAVITA INC                         COM       23918K108   194,507     3,610,000  SH         SOLE               3,610,000   0     0

ENDEAVOUR INTL CORP                COM       29259G101       455       303,444  SH         SOLE                 303,444   0     0

GENERAL ELECTRIC CO                COM       369604103    12,211       319,000  SH         SOLE                 319,000   0     0

GRANT PRIDECO INC                  COM       38821G101    12,155       225,804  SH         SOLE                 225,804   0     0

HELIX ENERGY SOLUTIONS GRP         COM       42330P107   166,958     4,183,362  SH         SOLE               4,183,362   0     0

ICICI BK LTD                       ADR       45104G104   263,936     5,370,000  SH         SOLE               5,370,000   0     0

INTERACTIVE BROKERS GROUP IN       COM       45841N107     1,167        43,000  SH         SOLE                  43,000   0     0

KOOKMIN BK NEW                   SPONSORED   50049M109    25,877       295,000  SH         SOLE                 295,000   0     0
                                   ADR

LINCOLN NATL CORP                  COM       534187109    86,843     1,224,000  SH         SOLE               1,224,000   0     0

LOEWS CORP                      CAROLINA GP  540424207    10,509       136,000  SH         SOLE                 136,000   0     0
                                   STK

LOUISIANA PAC CORP                 COM       546347105    43,823     2,316,200  SH         SOLE               2,316,200   0     0

METHANEX CORP                      COM       59151K108   110,420     4,392,217  SH         SOLE               4,392,217   0     0

METLIFE INC                        COM       59156R108   216,330     3,355,000  SH         SOLE               3,355,000   0     0

MOBILE TELESYSTEMS OJSC          SPONSORED   607409109    44,519       735,000  SH         SOLE                 735,000   0     0
                                   ADR

NEWS CORP                          CL A      65248E104    29,269     1,379,950  SH         SOLE               1,379,950   0     0

NEWS CORP                          CL B      65248E203   136,975     5,971,000  SH         SOLE               5,971,000   0     0

NOVARTIS A G                     SPONSORED   66987V109    11,214       200,000  SH         SOLE                 200,000   0     0
                                   ADR

OFFICE DEPOT INC                   COM       676220106   194,553     6,420,900  SH         SOLE               6,420,900   0     0

OPEN JT STK CO-VIMPEL COMMUN     SPONSORED   68370R109    27,920       265,000  SH         SOLE                 265,000   0     0
                                   ADR

PARTNERRE LTD                      COM       G6852T105   240,095     3,098,000  SH         SOLE               3,098,000   0     0

PRUDENTIAL FIN INC                 COM       744320102   272,050     2,798,000  SH         SOLE               2,798,000   0     0

SUPERVALU INC                      COM       868536103   172,886     3,732,420  SH         SOLE               3,732,420   0     0

SYMANTEC CORP                      COM       871503108   123,786     6,128,000  SH         SOLE               6,128,000   0     0

TAIWAN SEMICONDUCTOR MFG LTD     SPONSORED   874039100    43,852     3,940,000  SH         SOLE               3,940,000   0     0
                                   ADR

TC PIPELINES LP                  UT COM      87233Q108    17,109       433,902  SH         SOLE                 433,902   0     0
                                 LTD PRT

THERMO FISHER SCIENTIFIC INC       COM       883556102    97,492     1,885,000  SH         SOLE               1,885,000   0     0

TRAVELERS COMPANIES INC            COM       89417E109   297,053     5,552,400  SH         SOLE               5,552,400   0     0

TRIAD HOSPITALS INC                COM       89579K109   451,950     8,406,800  SH         SOLE               8,406,800   0     0

UNION PAC CORP                     COM       907818108   299,390     2,600,000  SH         SOLE               2,600,000   0     0

UNION PAC CORP                     COM       907818108   172,725     1,500,000  SH CALL    SOLE               1,500,000   0     0

UNISYS CORP                        COM       909214108    98,712    10,800,000  SH         SOLE              10,800,000   0     0

UNIVERSAL COMPRESSION HLDGS        COM       913431102   144,940     2,000,000  SH         SOLE               2,000,000   0     0

VIACOM INC NEW                     CL B      92553P201    96,090     2,308,200  SH         SOLE               2,308,200   0     0

WEATHERFORD INTL LT                COM       G95089101   305,201     5,525,000  SH         SOLE               5,525,000   0     0

WELLPOINT INC                      COM       94973V107   468,973     5,874,650  SH         SOLE               5,874,650   0     0

WRIGHT EXPRESS CORP                COM       98233Q105    34,270     1,000,000  SH         SOLE               1,000,000   0     0

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